Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
Commitments

As of December 31, 2010, the Company is committed to future minimum payments under non-cancelable operating leases for vehicles and sponsorship agreements as follows:

2011	$70,867
2012	43,367
2013	33,016
2014	710
2015 and thereafter	–
Total	$147,960

Leases

The Company subleases office and warehouse space on a month to month basis in Boca Raton, Florida from RSS at the rate of approximately $12,261 per month. Additionally, the Company has commitments with a truck leasing company for $43,367 in 2011, and $77,093 in total through 2014.

Sponsorship and Other Agreements

As part of its marketing efforts, the Company enters into sponsorship agreements with athletes and celebrity spokespersons to promote its products. These agreements typically are for one or two year periods. As of December 31, 2010, the Company was committed to two sponsorship agreements with sport teams that display the Company’s logo for $33,333.